Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Details) $ in Billions	Dec. 31, 2024 USD ($)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	$ 1,300.0
Over-the-counter
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	576.7
Centrally cleared
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	709.5
Exchange-traded
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	$ 1.2